INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
11. INCOME TAXES
The provision for income taxes consisted of the following for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(in millions)
Current provision:
Federal	$1,006	$595	$708
States and Puerto Rico	81	53	61
Total current provision	1,087	648	769
Deferred (benefit) provision	(64)	42	(80)
Provision for income taxes	$1,023	$690	$689

The provision for income taxes was different from the amount computed using the federal statutory rate for the years ended December 31, 2014, 2013 and 2012 due to the following:

	2014	2013	2012
	(in millions)
Income tax provision at federal statutory rate	$759	$672	$669
States, net of federal benefit, and Puerto Rico	48	32	27
Tax exempt investment income	(27)	(26)	(26)
Health insurer fee	204	—	—
Nondeductible executive compensation	22	6	14
Other, net	17	6	5
Provision for income taxes	$1,023	$690	$689

The provision for income taxes for 2014, 2013, and 2012 reflects a $22 million, $6 million, and $14 million, respectively, estimated impact from limitations on the deductibility of annual compensation in excess of $500,000 per employee as mandated by the Health Care Reform Law.
As of December 31, 2014, we do not have material uncertain tax positions reflected in our consolidated balance sheet.
Deferred income tax balances reflect the impact of temporary differences between the tax bases of assets or liabilities and their reported amounts in our consolidated financial statements, and are stated at enacted tax rates expected to be in effect when the reported amounts are actually recovered or settled. Principal components of our net deferred tax balances at December 31, 2014 and 2013 were as follows:

	Assets (Liabilities)
	2014	2013
	(in millions)
Future policy benefits payable	$320	$303
Compensation and other accrued expenses	176	185
Benefits payable	138	111
Net operating loss carryforward	52	51
Deferred acquisition costs	57	46
Unearned premiums	21	10
Other	18	10
Total deferred income tax assets	782	716
Valuation allowance	(48)	(28)
Total deferred income tax assets, net of valuation allowance	734	688
Depreciable property and intangible assets	(410)	(453)
Investment securities	(168)	(78)
Prepaid expenses	(55)	(83)
Total deferred income tax liabilities	(633)	(614)
Total net deferred income tax assets (liabilities)	$101	$74
Amounts recognized in the consolidated balance sheets:
Other current assets	$87	$60
Other long-term assets	14	14
Trade accounts payable and accrued expenses	—	—
Total net deferred income tax assets (liabilities)	$101	$74

At December 31, 2014, we had approximately $141 million of net operating losses to carry forward related to prior acquisitions and our Puerto Rico subsidiaries. These net operating loss carryforwards, if not used to offset future taxable income, will expire from 2015 through 2033. Due to limitations and uncertainty regarding our ability to use some of the carryforwards, a valuation allowance was established on $108 million of these net operating loss carryforwards and $20 million of other items related to Puerto Rico. For the remainder of the net operating loss carryforwards and other cumulative temporary differences, based on our historical record of producing taxable income and profitability, we have concluded that future operating income will be sufficient to give rise to tax expense to recover all deferred tax assets.
We provide for income taxes on the undistributed earnings of our Puerto Rico operations using that jurisdiction’s tax rate, which has been lower historically than the U.S. statutory tax rate. Permanent investment of these earnings has resulted in cumulative unrecognized deferred tax liabilities of approximately $31 million as of December 31, 2014.
We file income tax returns in the United States and certain foreign jurisdictions. The U.S. Internal Revenue Service, or IRS, has completed its examinations of our consolidated income tax returns for 2012 and prior years. Our 2013 tax return is in the post-filing review period under the Compliance Assurance Process (CAP). Our 2014 tax return is under advance review by the IRS under CAP. With few exceptions, which are immaterial in the aggregate, we no longer are subject to state, local and foreign tax examinations for years before 2011. As of December 31, 2014, we are not aware of any material adjustments that may be proposed.